Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Total USD ($)	Total CNY
Beginning Balance at Dec. 31, 2008		121		908,377		(102,126)		114,023				920,395
Beginning Balance (Shares) at Dec. 31, 2008		150,575,955
Shares issued upon vesting of shares/RSUs granted to independent directors and executives				3,642								3,642
Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		48,734
Share options granted to executives and employees				3,116								3,116
Shares issued pursuant to exercise of vested options				132								132
Shares issued pursuant to exercise of vested options (Shares)		16,772
Net income								83,435				83,435
Net unrealized loss on available-for-sale securities, net of nil tax						1,205						1,205
Foreign currency translation adjustments, net of nil tax						313						313
Capital injection from non-controlling interest shareholder												0
Net income attributable to 3SBio Inc.												83,435
Net income attributable to non-controlling interest												0
Ending Balance at Dec. 31, 2009		121		915,267		(100,608)		197,458				1,012,238
Ending Balance (Shares) at Dec. 31, 2009		150,641,461
Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		22,538								22,539
Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,103,499
Share options granted to executives and employees				2,149								2,149
Shares issued pursuant to exercise of vested options		1		6,763								6,764
Shares issued pursuant to exercise of vested options (Shares)		909,188
Net income								81,286				81,286
Net unrealized loss on available-for-sale securities, net of nil tax						21,335						21,335
Foreign currency translation adjustments, net of nil tax						(10,258)						(10,258)
Capital injection from non-controlling interest shareholder												0
Net income attributable to 3SBio Inc.												81,286
Net income attributable to non-controlling interest												0
Ending Balance at Dec. 31, 2010		123		946,717		(89,531)		278,744				1,136,053
Ending Balance (Shares) at Dec. 31, 2010		152,654,148
Shares issued upon vesting of shares/RSUs granted to independent directors and executives		1		21,128								21,129
Shares issued upon vesting of shares/RSUs granted to independent directors and executives (Shares)		1,062,220
Share options granted to executives and employees				660								660
Shares issued pursuant to exercise of vested options				4,713								4,713
Shares issued pursuant to exercise of vested options (Shares)		756,791
Net income											17,185	108,160
Net unrealized loss on available-for-sale securities, net of nil tax						(26,545)						(26,545)
Foreign currency translation adjustments, net of nil tax						(10,214)						(10,214)
Capital injection from non-controlling interest shareholder										11,250	1,787	11,250
Net income attributable to 3SBio Inc.								108,573			17,251	108,573
Net income attributable to non-controlling interest										(413)	(66)	(413)
Ending Balance at Dec. 31, 2011	$ 20	124	$ 154,629	973,218	$ (20,065)	(126,290)	$ 61,538	387,317	$ 1,722	10,837	$ 197,844	1,245,206
Ending Balance (Shares) at Dec. 31, 2011	154,473,159